Deferred revenue (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Nov. 30, 2023	Nov. 29, 2023	Sep. 26, 2023	Jul. 11, 2023	Aug. 11, 2022
IfrsStatementLineItems [Line Items]
Deferred revenue description	the Company fully settled $2.5 million drawn on the first tranche of the Agreement.
Deferred revenue undrawn		$ 1.0	$ 0.5	$ 1.0
Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Prepaid gold ore					$ 5.0